Liabilities for Estimated Fair Value of Derivative Warrant Instruments (Detail) (USD $)	1 Months Ended			2 Months Ended				12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011		Jul. 31, 2011		Jan. 31, 2011		Jan. 31, 2013		Jan. 31, 2012
Class of Warrant or Right [Line Items]
Common stock issuable upon exercise of warrants	2,125,000	4,000,000		4,000,000		30,739,129		41,671,195		38,739,129
Market price of the Companys common stock on the measurement dates	$ 0.05							$ 0.008		$ 0.064
Exercise price	$ 0.06	$ 0.125		$ 0.125		$ 0.125				$ 0.125
Risk free interest rate	0.37%					0.475%	[1]
Dividend yield	0.00%	0.00%		0.00%		0.00%		0.00%		0.00%
Volatility	295.28%					257.95%				288.34%
Expected exercise term in years	2 years	1 year 6 months		1 year 6 months		1 year 6 months
Minimum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates		$ 0.08		$ 0.07		$ 0.05
Exercise price								$ 0.03
Risk free interest rate		0.61%	[2]	0.37%	[3]			0.42%	[4]	0.08%	[4]
Volatility		268.16%		257.60%				306.62%
Expected exercise term in years								2 years 10 months 21 days		4 months 21 days
Maximum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates		$ 0.10		$ 0.08		$ 0.09
Exercise price								$ 0.06
Risk free interest rate		0.81%	[2]	0.38%	[3]			0.65%	[4]	0.13%	[4]
Volatility		284.75%		259.63%				327.98%
Expected exercise term in years								4 years 1 month 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates
[3]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[4]	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.